Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Weighted-average number of shares on which earnings per share calculations are based
Basic (in shares)	911,210,319	902,664,190		895,990,771
Add - Incremental shares under stock-based compensation plans (in shares)	8,700,951	7,593,455		6,883,290
Add - Incremental shares associated with contingently issuable shares (in shares)	2,162,558	2,011,417		1,766,940
Assuming dilution (in shares)	922,073,828	912,269,062		904,641,001
Income from continuing operations	$ 7,514	$ 1,783		$ 4,712
Income/(loss) from discontinued operations, net of tax	(12)	(143)		1,030
Net income	7,502	1,639	[1]	5,743	[2]
Net income applicable to contingently issuable shares	0	0		0
Income from continuing operations on which diluted earnings per share is calculated	7,514	1,783		4,712
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated	(12)	(143)		1,030
Net income on which diluted earnings per share is calculated	$ 7,502	$ 1,639		$ 5,743
Assuming dilution
Continuing operations (in dollars per share)	$ 8.15	$ 1.95		$ 5.21
Discontinued operations (in dollars per share)	(0.01)	(0.16)		1.14
Total (in dollars per share)	8.14	1.80		6.35
Basic
Continuing operations (in dollars per share)	8.25	1.97		5.26
Discontinued operations (in dollars per share)	(0.01)	(0.16)		1.15
Total (in dollars per share)	$ 8.23	$ 1.82		$ 6.41

[1]	2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.
[2]	Amounts presented have not been recast to exclude discontinued operations.